S000000584 [Member] Expense Example - BARON SMALL CAP FUND	Sep. 30, 2025 USD ($)
BARON SMALL CAP FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,294